Interim Condensed Unaudited Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share-based payment reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2020	$ 12,058,836	$ 16,446,400	$ 4,501,213	$ (110,327,159)	$ 122,679,290
Beginning balance, shares at Dec. 31, 2020	89,309,563
Effect of change in functional currency	$ (14,539,226)				(14,539,226)
Ending balance at Jan. 01, 2021	$ 197,519,610	16,446,400	4,501,213	(110,327,159)	108,140,064
Ending balance, shares at Jan. 01, 2021	89,309,563
Beginning balance at Dec. 31, 2020	$ 12,058,836	16,446,400	4,501,213	(110,327,159)	122,679,290
Beginning balance, shares at Dec. 31, 2020	89,309,563
Effect of change in functional currency					(12,160)
Net loss for the period					(180,664)
Ending balance at Mar. 31, 2021	$ 357,542,725	17,630,308	4,493,354	(110,507,823)	269,158,564
Ending balance, shares at Mar. 31, 2021	112,929,422
Beginning balance at Jan. 01, 2021	$ 197,519,610	16,446,400	4,501,213	(110,327,159)	108,140,064
Beginning balance, shares at Jan. 01, 2021	89,309,563
Shares issued for cash	$ 142,493,563				142,493,563
Shares issued for cash (in shares)	20,365,495
Shares issued pursuant to exercise of warrants	$ 16,802,299	(1,164)			16,801,135
Shares issued pursuant to exercise of warrants (in shares)	2,195,640
Shares issued pursuant to exercise of options	$ 727,253	(277,794)			449,459
Shares issued pursuant to exercise of options (in shares)	1,058,724
Stock-based compensation		1,462,866			1,462,866
Net loss for the period				(180,664)	(180,664)
Foreign currency translation reserve			(7,859)		(7,859)
Ending balance at Mar. 31, 2021	$ 357,542,725	17,630,308	4,493,354	(110,507,823)	269,158,564
Ending balance, shares at Mar. 31, 2021	112,929,422
Beginning balance at Dec. 31, 2021	$ 372,278,512	18,011,591	4,501,800	(151,653,994)	243,137,909
Beginning balance, shares at Dec. 31, 2021	117,338,964
Effect of change in functional currency					94,340
Shares issued pursuant to exercise of warrants (in shares)	1,245,455
Shares issued pursuant to exercise of options	$ 346,206	(50,690)			$ 295,516
Shares issued pursuant to exercise of options (in shares)	1,245,455				27,077
Shares issued pursuant to exercise of RSU	$ 224,557	(245,343)			$ (20,786)
Shares issued pursuant to exercise of RSU (in shares)	27,077
Stock-based compensation		1,109,266			1,109,266
Net loss for the period				(17,831,537)	(17,831,537)
Foreign currency translation reserve			(5,850)		(5,850)
Ending balance at Mar. 31, 2022	$ 372,849,275	$ 18,824,824	$ 4,495,950	$ (169,485,531)	$ 226,684,518
Ending balance, shares at Mar. 31, 2022	118,611,496